Taxation - Summary of Taxation Charge (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax:
Charge in respect of current period	$ 3,272	$ 7,597	$ 10,415
Adjustments in respect of prior periods	(56)	(1)	60
Total	3,216	7,596	10,475
Deferred tax:
Relating to the origination and reversal of temporary differences, tax losses and credits	(9,063)	1,377	1,438
Relating to changes in tax rates and legislation	(16)	(67)	(157)
Adjustments in respect of prior periods	430	147	(41)
Total	(8,649)	1,457	1,240
Total taxation (credit)/charge	$ (5,433)	$ 9,053	$ 11,715